Segment Reporting - Disclosure of Detailed Information About Operating Segments Financial Position (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets.-
Cash and cash equivalent	S/ 948,978	S/ 801,140	S/ 626,180
Trade accounts receivables, net	821,737	1,007,828
Work in progress, net	49,457	28,538
Accounts receivable from related parties	36,658	34,903
Other accounts receivable	444,500	588,451
Inventories, net	552,573	514,047
Prepaid expenses	11,348	10,549
Current assets before non-current assets classified as held for sale	2,865,251	2,985,456
Non-current assets classified as held for sale	205,418	247,798
Total current assets	3,070,669	3,233,254
Long-term trade accounts receivable, net	753,202	1,020,067
Long-term work in progress, net	23,117	32,212
Long-term accounts receivable from related parties	546,941	778,226
Prepaid expenses	27,934	33,697
Other long-term accounts receivable	300,323	302,957
Investments in associates and joint ventures	37,035	257,765
Investment property	28,326	29,133
Property, plant and equipment, net	443,870	470,554	865,735	S/ 1,113,599
Intangible assets, net	853,315	847,095	940,070	S/ 960,286
Right-of-use assets, net	78,813
Deferred income tax asset	240,919	425,436
Total non-current assets	3,333,795	4,197,142	S/ 4,775,724
Total assets	6,404,464	7,430,396
LIABILITIES AND EQUITY
Borrowings	454,260	826,474
Bonds	44,737	39,167
Trade accounts payable	1,136,121	1,079,531
Accounts payable to related parties	38,916	55,941
Current income tax	47,999	25,807
Other accounts payable	635,305	632,669
Provisions	113,483	6,197
Non-current liabilities classified as held for sale	210,025	225,828
Total current liabilities	2,680,846	2,891,614
Borrowings	344,806	376,198
Long-term bonds	879,305	897,875
Other long-term accounts payable	273,101	574,110
Long-term accounts payable to related parties	22,583	21,849
Provisions	214,952	103,411
Derivative financial instruments	52	61
Deferred income tax liability	112,734	75,347
Total non-current liabilities	1,847,533	2,048,851
Total liabilities	4,528,379	4,940,465
Equity attributable to controlling interest in the Company	1,477,810	2,088,360
Non-controlling interest	398,275	401,571
Total liabilities and equity	6,404,464	7,430,396
Parent company operations [member]
Assets.-
Cash and cash equivalent	31,847	129,269
Trade accounts receivables, net	985	1,068
Work in progress, net		3,576
Accounts receivable from related parties	99,794	98,308
Other accounts receivable	27,274	49,160
Prepaid expenses	122	1,221
Current assets before non-current assets classified as held for sale	160,022	282,602
Non-current assets classified as held for sale	203,020	247,798
Total current assets	363,042	530,400
Long-term accounts receivable from related parties	552,687	744,655
Other long-term accounts receivable	59,844	52,645
Investments in associates and joint ventures	1,495,422	2,213,023
Property, plant and equipment, net	49,779	69,088
Intangible assets, net	19,490	23,514
Right-of-use assets, net	55,532
Deferred income tax asset	20,752	218,201
Total non-current assets	2,253,506	3,321,126
Total assets	2,616,548	3,851,526
LIABILITIES AND EQUITY
Borrowings	121,379	209,492
Trade accounts payable	33,488	55,968
Accounts payable to related parties	58,951	91,754
Current income tax	286	1,381
Other accounts payable	34,433	38,209
Provisions	82,580
Non-current liabilities classified as held for sale	210,025	225,828
Total current liabilities	541,142	622,632
Borrowings	190,671	268,478
Other long-term accounts payable	3,102	2,605
Long-term accounts payable to related parties	165,286	183,826
Provisions	68,474	51,055
Deferred income tax liability	243	1,054
Total non-current liabilities	427,776	507,018
Total liabilities	968,918	1,129,650
Equity attributable to controlling interest in the Company	1,644,707	2,708,803
Non-controlling interest	2,923	13,073
Total liabilities and equity	2,616,548	3,851,526
Elimination of intersegment amounts [member]
Assets.-
Accounts receivable from related parties	(312,535)	(379,747)
Other accounts receivable	2	2
Inventories, net	(11,601)	(15,444)
Current assets before non-current assets classified as held for sale	(324,134)	(395,189)
Total current assets	(324,134)	(395,189)
Long-term accounts receivable from related parties	(308,023)	(260,430)
Prepaid expenses	(510)	(509)
Other long-term accounts receivable		(2)
Investments in associates and joint ventures	(1,582,294)	(2,082,768)
Property, plant and equipment, net	(1,159)	(1,159)
Intangible assets, net	7,134	11,872
Right-of-use assets, net	(15,315)
Deferred income tax asset	5,176	5,963
Total non-current assets	(1,894,991)	(2,327,033)
Total assets	(2,219,125)	(2,722,222)
LIABILITIES AND EQUITY
Borrowings	(9,039)
Accounts payable to related parties	(309,190)	(363,595)
Total current liabilities	(318,229)	(363,595)
Borrowings	(7,783)
Long-term accounts payable to related parties	(310,161)	(276,676)
Total non-current liabilities	(317,944)	(276,676)
Total liabilities	(636,173)	(640,271)
Equity attributable to controlling interest in the Company	(1,473,185)	(1,973,387)
Non-controlling interest	(109,767)	(108,564)
Total liabilities and equity	(2,219,125)	(2,722,222)
Operating segments [member] | Engineering and Construction [member]
Assets.-
Cash and cash equivalent	372,991	177,455
Trade accounts receivables, net	531,591	583,842
Work in progress, net	49,457	24,962
Accounts receivable from related parties	202,181	203,583
Other accounts receivable	327,977	386,467
Inventories, net	57,093	27,852
Prepaid expenses	6,812	3,825
Current assets before non-current assets classified as held for sale	1,548,102	1,407,986
Non-current assets classified as held for sale	2,398
Total current assets	1,550,500	1,407,986
Long-term trade accounts receivable, net	97,256	14,455
Long-term accounts receivable from related parties	290,966	254,660
Other long-term accounts receivable	113,879	77,028
Investments in associates and joint ventures	109,839	114,676
Investment property	1,450
Property, plant and equipment, net	186,589	205,678
Intangible assets, net	136,547	160,088
Right-of-use assets, net	5,638
Deferred income tax asset	176,740	166,624
Total non-current assets	1,118,904	993,209
Total assets	2,669,404	2,401,195
LIABILITIES AND EQUITY
Borrowings	180,535	232,409
Trade accounts payable	932,142	777,130
Accounts payable to related parties	206,907	179,351
Current income tax	18,451	5,898
Other accounts payable	441,271	389,896
Provisions	6,031	521
Total current liabilities	1,785,337	1,585,205
Borrowings	32,620	9,314
Other long-term accounts payable	222,887	357,146
Long-term accounts payable to related parties	120,255	8,880
Provisions	80,125	32,122
Deferred income tax liability	31,037	5,564
Total non-current liabilities	486,924	413,026
Total liabilities	2,272,261	1,998,231
Equity attributable to controlling interest in the Company	330,992	331,178
Non-controlling interest	66,151	71,786
Total liabilities and equity	2,669,404	2,401,195
Operating segments [member] | Energy infrastructure [member]
Assets.-
Cash and cash equivalent	53,118	34,816
Trade accounts receivables, net	63,402	54,350
Accounts receivable from related parties	369	492
Other accounts receivable	30,853	37,611
Inventories, net	32,366	18,823
Prepaid expenses	1,271	1,345
Current assets before non-current assets classified as held for sale	181,379	147,437
Total current assets	181,379	147,437
Prepaid expenses	887
Other long-term accounts receivable	63,649	63,797
Investments in associates and joint ventures	8,006	7,230
Property, plant and equipment, net	184,819	171,430
Intangible assets, net	244,901	183,614
Right-of-use assets, net	24,038
Deferred income tax asset	4,741	5,025
Total non-current assets	531,041	431,096
Total assets	712,420	578,533
LIABILITIES AND EQUITY
Borrowings	42,760	26,621
Trade accounts payable	67,444	49,254
Accounts payable to related parties	2,233	1,933
Current income tax	961	2,797
Other accounts payable	16,721	13,147
Provisions	18,459	5,412
Total current liabilities	148,578	99,164
Borrowings	116,218	87,166
Provisions	40,268	20,234
Derivative financial instruments	52	61
Deferred income tax liability	36,476	24,541
Total non-current liabilities	193,014	132,002
Total liabilities	341,592	231,166
Equity attributable to controlling interest in the Company	346,415	323,943
Non-controlling interest	24,413	23,424
Total liabilities and equity	712,420	578,533
Operating segments [member] | Toll roads infrastructure [member]
Assets.-
Cash and cash equivalent	123,020	168,460
Trade accounts receivables, net	44,513	78,013
Accounts receivable from related parties	43,852	40,820
Other accounts receivable	30,228	28,492
Inventories, net	7,109	9,206
Prepaid expenses	2,779	3,068
Current assets before non-current assets classified as held for sale	251,501	328,059
Total current assets	251,501	328,059
Long-term trade accounts receivable, net	36,273	33,380
Long-term work in progress, net	23,117	32,212
Long-term accounts receivable from related parties	836	39,341
Prepaid expenses	24,462	28,214
Other long-term accounts receivable	5,156	7,058
Property, plant and equipment, net	11,106	14,585
Intangible assets, net	443,420	466,153
Right-of-use assets, net	3,860
Deferred income tax asset	13,054	11,876
Total non-current assets	561,284	632,819
Total assets	812,785	960,878
LIABILITIES AND EQUITY
Borrowings	2,383	15,384
Bonds	28,995	25,745
Trade accounts payable	34,762	61,233
Accounts payable to related parties	35,554	46,099
Current income tax	3,710	1,398
Other accounts payable	53,987	72,823
Provisions	6,183
Total current liabilities	165,574	222,682
Borrowings	2,070	556
Long-term bonds	276,550	299,637
Other long-term accounts payable	15,989	31,477
Long-term accounts payable to related parties	836	1,167
Provisions	24,691
Deferred income tax liability	5,806	7,010
Total non-current liabilities	325,942	339,847
Total liabilities	491,516	562,529
Equity attributable to controlling interest in the Company	258,223	332,406
Non-controlling interest	63,046	65,943
Total liabilities and equity	812,785	960,878
Operating segments [member] | Transportation infrastructure [member]
Assets.-
Cash and cash equivalent	300,896	191,178
Trade accounts receivables, net	97,059	226,919
Accounts receivable from related parties	1,853	758
Other accounts receivable	18,548	31,012
Inventories, net	30,594	25,282
Prepaid expenses	231	874
Current assets before non-current assets classified as held for sale	449,181	476,023
Total current assets	449,181	476,023
Long-term trade accounts receivable, net	619,086	966,202
Prepaid expenses	2,307	5,152
Other long-term accounts receivable		64,817
Property, plant and equipment, net	841	1,586
Intangible assets, net	794	749
Right-of-use assets, net	5
Total non-current assets	623,033	1,038,506
Total assets	1,072,214	1,514,529
LIABILITIES AND EQUITY
Borrowings	5	209,463
Bonds	15,742	13,422
Trade accounts payable	28,508	104,652
Accounts payable to related parties	21,024	65,256
Current income tax	23,887	9,888
Other accounts payable	4,713	11,677
Total current liabilities	93,879	414,358
Long-term bonds	602,755	598,238
Other long-term accounts payable	2,176	154,756
Long-term accounts payable to related parties	22,583	81,207
Provisions	1,394
Deferred income tax liability	39,172	37,178
Total non-current liabilities	668,080	871,379
Total liabilities	761,959	1,285,737
Equity attributable to controlling interest in the Company	232,692	171,594
Non-controlling interest	77,563	57,198
Total liabilities and equity	1,072,214	1,514,529
Operating segments [member] | Water treatment infrastructure [member]
Assets.-
Cash and cash equivalent	6,388	6,700
Trade accounts receivables, net	1,168	598
Accounts receivable from related parties	0	9,930
Other accounts receivable	109	199
Prepaid expenses	133	135
Current assets before non-current assets classified as held for sale	7,798	17,562
Total current assets	7,798	17,562
Long-term accounts receivable from related parties	10,475
Prepaid expenses	788	840
Other long-term accounts receivable	7,346	7,346
Property, plant and equipment, net	153	109
Right-of-use assets, net	7
Deferred income tax asset	720	620
Total non-current assets	19,489	8,915
Total assets	27,287	26,477
LIABILITIES AND EQUITY
Borrowings	6
Trade accounts payable	132	121
Accounts payable to related parties		58
Current income tax		226
Other accounts payable	835	631
Total current liabilities	973	1,036
Other long-term accounts payable	2,106	1,656
Long-term accounts payable to related parties	23,784	23,445
Total non-current liabilities	25,890	25,101
Total liabilities	26,863	26,137
Equity attributable to controlling interest in the Company	424	340
Total liabilities and equity	27,287	26,477
Operating segments [member] | Real estate [member]
Assets.-
Cash and cash equivalent	60,718	93,262
Trade accounts receivables, net	83,019	63,038
Accounts receivable from related parties	1,144	60,759
Other accounts receivable	9,509	55,508
Inventories, net	437,012	448,328
Prepaid expenses		81
Current assets before non-current assets classified as held for sale	591,402	720,976
Total current assets	591,402	720,976
Long-term trade accounts receivable, net	587	6,030
Other long-term accounts receivable	50,449	30,268
Investments in associates and joint ventures	6,062	5,604
Investment property	26,876	29,133
Property, plant and equipment, net	11,742	9,237
Intangible assets, net	1,029	1,105
Right-of-use assets, net	5,048
Deferred income tax asset	19,736	17,127
Total non-current assets	121,529	98,504
Total assets	712,931	819,480
LIABILITIES AND EQUITY
Borrowings	116,231	133,105
Trade accounts payable	39,645	31,173
Accounts payable to related parties	23,437	35,085
Current income tax	704	4,219
Other accounts payable	83,345	106,286
Provisions	230	264
Total current liabilities	263,592	310,132
Borrowings	11,010	10,684
Other long-term accounts payable	26,841	26,470
Total non-current liabilities	37,851	37,154
Total liabilities	301,443	347,286
Equity attributable to controlling interest in the Company	137,542	193,483
Non-controlling interest	273,946	278,711
Total liabilities and equity	S/ 712,931	S/ 819,480